Long-term debt	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Long-term debt

Note 3: Long-term debt

Long-term debt at June 30, 2012 and December 31, 2011, consisted of the following:

	June 30, 2012	December 31, 2011
8.875% Senior Notes due 2017 (net of discount of $1,658 at December 31, 2011)	$—	$323,342
9.875% Senior Notes due 2020 (net of discount of $6,211 and $6,441 at June 30, 2012 and December 31, 2011, respectively)	293,789	293,559
8.25% Senior Notes due 2021	400,000	400,000
7.625% Senior Notes due 2022	400,000	—
Senior secured revolving credit facility	35,000	—
Real estate mortgage notes, principal and interest payable monthly, bearing interest at rates ranging from 3.50% to 5.46%, due January 2013 through December 2028; collateralized by real property	12,822	12,116
Installment notes payable, principal and interest payable monthly, bearing interest at rates ranging from 2.00% to 9.25%, due July 2012 through March 2017; collateralized by automobiles, machinery and equipment	5,926	5,546
Capital lease obligations	—	10

	1,147,537	1,034,573
Less current maturities	4,136	3,078

	$1,143,401	$1,031,495

Senior Notes

On May 2, 2012, we issued $400,000 aggregate principal amount of 7.625% Senior Notes maturing on November 15, 2022. We used the net proceeds from the 7.625% Senior Notes to consummate a tender offer for all of our 8.875% Senior Notes due 2017, to redeem the 8.875% Senior Notes not purchased in the tender offer, and for general corporate purposes. Interest is payable on the 7.625% Senior Notes semi-annually on May 15 and November 15 each year beginning November 15, 2012. On or after May 15, 2017, we may, at our option, redeem the 7.625% Senior Notes at the following redemption prices plus accrued and unpaid interest: 103.813% after May 15, 2017; 102.542% after May 15, 2018; 101.271% after May 15, 2019; and 100% after May 15, 2020. Prior to May 15, 2015, we may redeem up to 35% of the 7.625% Senior Notes with the net proceeds of one or more equity offerings at a redemption price of 107.625%, plus accrued and unpaid interest.

In connection with the sale of our 7.625% Senior Notes, we entered into a registration rights agreement in which we agreed to file a registration statement with the SEC related to an offer to exchange the notes for an issue of registered notes within 270 days of the closing date (the “Target Registration Date”). If we fail to complete the exchange offer by the Target Registration Date, we would be required to pay liquidated damages equal to 0.25% per annum of the principal amount of the notes for the first 90 days after the Target Registration Date. After the first 90 days, the rate increases an additional 0.25% for each additional 90-day period, up to a maximum of 1.0% per annum.

In connection with the issuance of the 7.625% Senior Notes, we capitalized approximately $8,668 of issuance costs related to underwriting and other fees that are amortized to interest expense using the effective interest method. Amortization of $92 was charged to interest expense during the six months ended June 30, 2012 related to the issuance costs, and unamortized issuance costs of $8,576 were included in other assets as of June 30, 2012.

During the six months ended June 30, 2012, we recorded a $21,696 loss associated with the refinancing of our 8.875% Senior Notes, including $15,809 in repurchase or redemption-related fees and a $5,887 write off of deferred financing costs and unaccreted discount.

The Senior Notes, which as of June 30, 2012 include our 9.875% Senior Notes due 2020, our 8.25% Senior Notes due 2021, and our 7.625% Senior Notes due 2022, are our senior unsecured obligations, rank equally in right of payment with all our existing and future senior debt, and rank senior to all of our existing and future subordinated debt. The indentures governing our Senior Notes contain certain covenants which limit our ability to:

•	incur or guarantee additional debt and issue certain types of preferred stock;

•	pay dividends on capital stock or redeem, repurchase or retire capital stock or subordinated debt;

•	make investments;

•	incur liens;

•	create restrictions on the ability of our restricted subsidiaries to pay dividends or make other payments to us;

•	engage in transactions with affiliates;

•	sell assets, including capital stock of our subsidiaries;

•	consolidate, merge, or transfer assets; and

•	enter into other lines of business.

Chaparral Energy, Inc. is a holding company and owns no operating assets and has no significant operations independent of its subsidiaries. Our obligations under our outstanding Senior Notes have been fully and unconditionally guaranteed, on a joint and several basis, by all of our wholly owned subsidiaries except for Oklahoma Ethanol, LLC and Chaparral Biofuels, LLC.

Senior secured revolving credit facility

In April 2010, we entered into our Eighth Restated Credit Agreement (as amended, our “senior secured revolving credit facility”), which is collateralized by our oil and natural gas properties and matures on April 1, 2016. Availability under our senior secured revolving credit facility is subject to a borrowing base which is set by the banks semi-annually on May 1 and November 1 of each year. In addition, the lenders may request a borrowing base redetermination once between each scheduled redetermination and in the event of early termination of our derivative contracts.

The Eighth Amendment to our senior secured revolving credit facility, effective April 30, 2012, amended our Asset Sale Covenant to permit the sale of certain oil and natural gas properties located in southern Oklahoma and increased our permitted ratio of Consolidated Net Debt to Consolidated EBITDAX. It also reaffirmed the borrowing base at $375,000 through November 1, 2012. As of August 14, 2012, the balance outstanding under our senior secured revolving credit facility is $78,000.

Amounts borrowed under our senior secured revolving credit facility are subject to varying rates of interest based on (1) the total outstanding borrowings in relation to the borrowing base (the “utilization percentage”) and (2) whether we elect to borrow at the Eurodollar rate or the Alternate Base Rate (“ABR”). The entire balance outstanding at June 30, 2012 was subject to the Eurodollar rate.

The Eurodollar rate is computed at the Adjusted LIBO Rate, defined as the rate applicable to dollar deposits in the London interbank market with a maturity comparable to the interest period (one, two, three or six months, selected by us) times a Statutory Reserve Rate multiplier, as defined in our senior secured revolving credit facility, plus a margin where the margin varies from 1.75% to 2.75% depending on our utilization percentage. Interest payments on Eurodollar borrowings are due the last day of the interest period, if shorter than three months or every three months.

Interest on loans subject to the ABR is computed as the greater of (1) the Prime Rate, as defined in our senior secured revolving credit facility, (2) the Federal Funds Effective Rate, as defined in our senior secured revolving credit facility, plus 0.50%, or (3) the Adjusted LIBO Rate, as defined in our senior secured revolving credit facility, plus 1%; plus a margin where the margin varies from 0.75% to 1.75%, depending on our utilization percentage.

Commitment fees of 0.50% accrue on the unused portion of the borrowing base amount and are included as a component of interest expense. We have the right to make prepayments of the borrowings at any time without penalty or premium.

Our senior secured revolving credit facility has certain negative and affirmative covenants that require, among other things, maintaining a Current Ratio, as defined in our senior secured revolving credit facility, of not less than 1.0 to 1.0 and a Consolidated Net Debt to Consolidated EBITDAX ratio, as defined in our senior secured revolving credit facility, of not greater than 4.5 to 1.0 for each period of four consecutive fiscal quarters ending on the last day of such applicable fiscal quarter.

We believe we were in compliance with all covenants under our senior secured revolving credit facility as of June 30, 2012.

Our senior secured revolving credit facility also specifies events of default, including non-payment, breach of warranty, non-performance of financial covenants, default on other indebtedness, certain adverse judgments, and change of control, among others. In addition, bankruptcy and insolvency events with respect to us or certain of our subsidiaries will result in an automatic acceleration of the indebtedness under our senior secured revolving credit facility. An acceleration of our indebtedness under our senior secured revolving credit facility could in turn result in an event of default under the indentures for our Senior Notes, which in turn could result in the acceleration of the Senior Notes.

If the outstanding borrowings under our senior secured revolving credit facility were to exceed the borrowing base as a result of a redetermination, we would be required to eliminate this excess. Within 10 days after receiving notice of the new borrowing base, we would be required to make an election: (1) to repay a portion of our bank borrowings in the amount of the excess either in a lump sum within 30 days or in equal monthly installments over a six-month period, (2) to submit within 30 days additional oil and natural gas properties we own for consideration in connection with the determination of the borrowing base sufficient to eliminate the excess or (3) to eliminate the excess through a combination of repayments and the submission of additional oil and natural gas properties within 30 days.

Note 4: Long-term debt

As of the dates indicated, long-term debt consists of the following:

	December 31,
	2011	2010
8.5% Senior Notes due 2015	$—	$325,000
8.875% Senior Notes due 2017, net of discount of $1,658 and $1,901, respectively	323,342	323,099
9.875% Senior Notes due 2020, net of discount of $6,441 and $6,865, respectively	293,559	293,135
8.25% Senior Notes due 2021	400,000	—
Real estate mortgage notes, principal and interest payable monthly, bearing interest at rates ranging from 3.71% to 5.46%, due August 2021 through December 2028; collateralized by real property	12,116	13,024
Installment notes payable, principal and interest payable monthly, bearing interest at rates ranging from 2.00% to 9.25%, due January 2012 through June 2016; collateralized by automobiles, machinery and equipment	5,546	7,699
Capital lease obligations	10	130

	1,034,573	962,087
Less current maturities	3,078	4,167

	$1,031,495	$957,920

Maturities of long-term debt and capital leases, excluding the discount on our Senior Notes, are as follows as of December 31, 2011:

2012	$3,078
2013	2,041
2014	1,264
2015	1,056
2016	599
2017 and thereafter	1,034,634

$1,042,672

Senior Notes

On January 18, 2007, we issued $325,000 of 8.875% senior notes due 2017 at a price of 99.178% of the principal amount. The net proceeds, after underwriting and issuance costs, were used to reduce outstanding indebtedness under our revolving line of credit and for working capital. Interest on the notes is payable semi-annually on February 1 and August 1 each year beginning August 1, 2007, and the notes mature on February 1, 2017. On or after February 1, 2012, we may, at our option, redeem the notes at the following redemption prices plus accrued and unpaid interest: 104.49% after February 1, 2012, 102.96% after February 1, 2013, 101.48% after February 1, 2014, and 100% after February 1, 2015 and thereafter.

In connection with the issuance of the 8.875% senior notes, we recorded a discount of $2,671 and capitalized $7,316 of issuance costs related to underwriting and other fees that are amortized to interest expense using the effective interest method. Unamortized issuance costs of $4,552 and $5,221 were included in “Other assets” as of December 31, 2011 and 2010, respectively. Accretion of $243, $222, and $202 was charged to interest expense during the years ended December 31, 2011, 2010, and 2009, respectively, related to the discount, and amortization of $669, $609, and $556 was charged to interest expense during the years ended December 31, 2011, 2010, and 2009, respectively, related to the issuance costs.

On September 16, 2010, we issued $300,000 of 9.875% senior notes due 2020 at a price of 97.672% of the principal amount. The net proceeds, after underwriting and issuance costs, were used to pay down the outstanding indebtedness under our revolving line of credit and for working capital. Interest is payable on the senior notes semi-annually on April 1 and October 1 each year beginning April 1, 2011. The notes mature on October 1, 2020. On or after October 1, 2015, we may, at our option, redeem the notes at the following redemption prices plus accrued and unpaid interest: 104.938% after October 1, 2015, 103.292% after October 1, 2016, 101.646% after October 1, 2017, and 100% after October 1, 2018 and thereafter. Prior to October 1, 2013, we may redeem up to 35% of the notes with the net proceeds of one or more equity offerings at a redemption price of 109.875%, plus accrued and unpaid interest.

In connection with the issuance of the 9.875% senior notes, we recorded a discount of $6,984 and capitalized $6,796 of issuance costs related to underwriting and other fees that are amortized to interest expense using the effective interest method. Unamortized issuance costs of $6,275 and $6,536 were included in “Other assets” as of December 31, 2011 and 2010, respectively. Accretion of $424 and $119 was charged to interest expense during the years ended December 31, 2011 and 2010, respectively, related to the discount, and amortization of $409 and $112 was charged to interest expense during the years ended December 31, 2011 and 2010, respectively, related to the issuance costs.

On February 22, 2011, we issued $400,000 aggregate principal amount of 8.25% senior notes maturing on September 1, 2021. The net proceeds, after underwriting and issuance costs, were used to consummate a tender offer for all of our 8.5% senior notes due 2015, to redeem the 8.5% senior notes not purchased in the tender offer, and for general corporate purposes. Interest is payable on the 8.25% senior notes semi-annually on March 1 and September 1 each year beginning September 1, 2011. On or after September 1, 2016, we may, at our option, redeem the notes at the following redemption prices plus accrued and unpaid interest: 104.125% after September 1, 2016, 102.750% after September 1, 2017, 101.375% after September 1, 2018, and 100% after September 1, 2019. Prior to March 1, 2014, we may redeem up to 35% of the notes with the net proceeds of one or more equity offerings at a redemption price of 108.250%, plus accrued and unpaid interest.

In connection with the issuance of the 8.25% Senior Notes, we capitalized $8,785 of issuance costs related to underwriting and other fees that are amortized to interest expense using the effective interest method. Unamortized issuance costs of $8,329 were included in “Other assets” as of December 31, 2011, and amortization of $456 was charged to interest expense during the year ended December 31, 2011.

During the year ended December 31, 2011, we recorded a $20,592 loss associated with the refinancing of our 8.5% senior notes due 2015, including $15,101 in repurchase or redemption-related fees and a $5,491 write off of deferred financing costs.

The indentures governing our 8.875% senior notes due 2017, our 9.875% senior notes due 2020, and our 8.25% senior notes due 2021 (collectively, our “Senior Notes”) contain certain covenants which limit our ability to:

•	incur or guarantee additional indebtedness, or issue preferred stock;

•	pay dividends on our capital stock or redeem, repurchase, or retire our capital stock or subordinated debt;

•	make investments;

•	incur liens on assets;

•	create restrictions on the ability of our restricted subsidiaries to pay dividends, make loans, or transfer property to us;

•	engage in transactions with affiliates;

•	sell assets, including capital stock of our subsidiaries;

•	consolidate, merge or transfer assets; and

•	enter into other lines of business.

If we experience a change of control (as defined in the indentures governing the Senior Notes), including making certain asset sales, subject to certain conditions, we must give holders of the Senior Notes the opportunity to sell to us their Senior Notes at 101% of the principal amount, plus accrued and unpaid interest.

Chaparral Energy, Inc. is a holding company and owns no operating assets and has no significant operations independent of its subsidiaries. Our obligations under our outstanding Senior Notes have been fully and unconditionally guaranteed, on a joint and several basis, by all of our wholly owned subsidiaries except for Oklahoma Ethanol, LLC and Chaparral Biofuels, LLC.

Senior secured revolving credit facility

In April 2010, we entered into an Eighth Restated Credit Agreement (our “senior secured revolving credit facility”), which is collateralized by our oil and natural gas properties and matures on April 1, 2016. We used the proceeds from the sale of common stock to CCMP, along with proceeds available under our senior secured revolving credit facility, to repay the amounts owing under our Seventh Restated Credit Agreement. During the year ended December 31, 2010, we wrote off deferred financing costs associated with the refinancing of our Seventh Restated Credit Agreement of $2,241, and we recorded deferred financing costs associated with the closing of our senior secured revolving credit facility of $10,909.

We had no balance outstanding under our senior secured revolving credit facility at December 31, 2011 or 2010. As of March 29, 2012, we have drawn down $40,000 under our senior secured revolving credit facility.

Availability under our revolving credit facility is subject to a borrowing base which is set by the banks semi-annually on May 1 and November 1 of each year. In addition, the lenders may request a borrowing base redetermination once between each scheduled redetermination and in the event of early termination of our derivative contracts. Effective October 31, 2011, the borrowing base was reaffirmed at $375,000 through May 1, 2012.

Borrowings under our senior secured revolving credit facility are made, at our option, as either Eurodollar loans or Alternate Base Rate (“ABR”) loans.

Interest on Eurodollar loans is computed at the Adjusted LIBO Rate, defined as the rate applicable to dollar deposits in the London interbank market with a maturity comparable to the interest period (one, two, three or six months, selected by us) times a Statutory Reserve Rate multiplier, as defined in our senior secured revolving credit facility, plus a margin where the margin varies from 1.75% to 2.75% depending on the utilization percentage of the conforming borrowing base. From April 1, 2011 until October 1, 2011, the margin was fixed at 2.25%. Interest payments on Eurodollar borrowings are due the last day of the interest period, if shorter than three months or every three months.

Interest on ABR loans is computed as the greater of (1) the Prime Rate, as defined in our senior secured revolving credit facility, (2) the Federal Funds Effective Rate, as defined in our senior secured revolving credit facility, plus 1/2 of 1%, or (3) the Adjusted LIBO Rate, as defined in our senior secured revolving credit facility, plus 1%; plus a margin where the margin varies from 0.75% to 1.75%, depending on the utilization percentage of the borrowing base.

Commitment fees of 0.50% accrue on the unused portion of the borrowing base amount and are included as a component of interest expense. We have the right to make prepayments of the borrowings at any time without penalty or premium.

Our senior secured revolving credit facility contains restrictive covenants that may limit our ability, among other things, to:

•	incur additional indebtedness;

•	create or incur additional liens on our oil and natural gas properties;

•	pay dividends in cash or other property, redeem our capital stock or prepay certain indebtedness;

•	make investments in or loans to others;

•	change our line of business;

•	enter into operating leases;

•	merge or consolidate with another person, or lease or sell all or substantially all of our assets;

•	sell, farm-out or otherwise transfer property containing proved reserves;

•	enter into transactions with affiliates;

•	issue preferred stock;

•	enter into negative pledge agreements or agreements restricting the ability of our subsidiaries to pay dividends;

•	enter into or terminate certain swap agreements;

•	amend our organizational documents; and

•	amend, modify or waive under our permitted bond documents (i) any covenants that would make the terms materially more onerous to us or (ii) certain other provisions.

Our senior secured revolving credit facility, as amended, also has certain negative and affirmative covenants that require, among other things, maintaining a Current Ratio, as defined in our senior secured revolving credit facility, of not less than 1.0 to 1.0 and a Consolidated Net Debt to Consolidated EBITDAX ratio, as defined in our senior secured revolving credit facility, of not greater than:

•	4.50 to 1.0 for each period of four consecutive fiscal quarters ending on or prior to December 31, 2011; and

•

4.25 to 1.0 for the four consecutive fiscal quarters ending on March 31, 2012 and for each period of four consecutive fiscal quarters ending on the last day of such applicable fiscal quarters thereafter.

The First Amendment to our senior secured revolving credit facility, dated July 26, 2010, modified the definition of Consolidated EBITDAX to (1) permit cash proceeds received from the monetization of derivatives to be included in the calculation of Consolidated EBITDAX, to the extent that such monetizations, in any period between scheduled redeterminations, do not exceed 5% of the borrowing base then in effect, and (2) permit the exclusion from the calculation of Consolidated EBITDAX of up to $4,500 in one-time cash expenses associated with our financing transactions that were incurred and paid during the second quarter of 2010.

The Fourth Amendment to our senior secured revolving credit facility, effective April 1, 2011, extended the maturity of our senior secured revolving credit facility from April 12, 2014 to April 1, 2016 and amended the definition of Consolidated EBITDAX to permit the exclusion of our reasonable and customary fees and expenses related to the refinancing of our 8.5% Senior Notes due 2015 from the calculation of Consolidated EBITDAX.

We believe we were in compliance with all covenants under our senior secured revolving credit facility as of December 31, 2011.

Our senior secured revolving credit facility also specifies events of default, including non-payment, breach of warranty, non-performance of financial covenants, default on other indebtedness, certain adverse judgments, and change of control, among others. In addition, bankruptcy and insolvency events with respect to us or certain of our subsidiaries will result in an automatic acceleration of the indebtedness under our senior secured revolving credit facility. An acceleration of our indebtedness under our senior secured revolving credit facility could in turn result in an event of default under the indentures for our Senior Notes, which in turn could result in the acceleration of the Senior Notes.

If the outstanding borrowings under our senior secured revolving credit facility were to exceed the borrowing base as a result of a redetermination, we would be required to eliminate this excess. Within 10 days after receiving notice of the new borrowing base, we would be required to make an election: (1) to repay a portion of our bank borrowings in the amount of the excess either in a lump sum within 30 days or in equal monthly installments over a six-month period, (2) to submit within 30 days additional oil and natural gas properties we own for consideration in connection with the determination of the borrowing base sufficient to eliminate the excess or (3) to eliminate the excess through a combination of repayments and the submission of additional oil and natural gas properties within 30 days.